Class A Common Stock Subject to Possible Redemption (Tables)	9 Months Ended
Sep. 30, 2021
Class Common Stock Subject To Possible Redemption
Schedule of Redemption of Condensed Balance Sheet

The Class A common stock subject to possible redemption reflected on the unaudited condensed balance sheet is reconciled on the following table:

Gross proceeds	$57,500,000
Less:
Proceeds allocated to Public Warrants	(3,105,000)
Class A common stock issuance costs	(3,998,225)
Plus:
Accretion of carrying value to redemption value	7,678,225
Class A common stock subject to possible redemption	$58,075,000